Consolidated shareholders’ equity - Summary of Movements within Other Comprehensive Income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Items not subsequently reclassifiable to profit or loss	€ (77,000,000)	€ 451,000,000	€ 797,000,000
Items subsequently reclassifiable to profit or loss	(1,526,000,000)	2,313,000,000	2,510,000,000
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	(171,000,000)	650,000,000	685,000,000
Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	0	4,000,000	1,000,000
Tax effects	18,000,000	(212,000,000)	(36,000,000)
Accumulated other comprehensive income | Items not subsequently reclassifiable to profit or loss | Equity instruments included in financial assets
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	97,000,000	(4,000,000)	154,000,000
Change in fair value (investments accounted for using the equity method, net of taxes)	0	0	0
Equity risk hedging instruments designated as fair value hedges	0	17,000,000	11,000,000
Tax effects	(21,000,000)	(4,000,000)	(18,000,000)
Items not subsequently reclassifiable to profit or loss	(77,000,000)	451,000,000	797,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	1,000,000	5,000,000	(6,000,000)
Change in fair value (investments accounted for using the equity method, net of taxes)	(2,000,000)	2,000,000	0
Tax effects	0	(1,000,000)	2,000,000
Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)	(1,551,000,000)	2,643,000,000	2,719,000,000
Currency translation differences (investments accounted for using the equity method)	3,000,000	(11,000,000)	(6,000,000)
Hedges of net investments in foreign operations	8,000,000	(354,000,000)	(254,000,000)
Tax effects	(2,000,000)	91,000,000	71,000,000
Items subsequently reclassifiable to profit or loss	(1,526,000,000)	2,313,000,000	2,510,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Debt instruments
Disclosure of analysis of other comprehensive income by item [line items]
Change in fair value (excluding investments accounted for using the equity method)	21,000,000	(77,000,000)	(21,000,000)
Tax effects	(4,000,000)	15,000,000	5,000,000
Items subsequently reclassifiable to profit or loss	0	0	4,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Cash Flow And Fair Value Hedge
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	1,000,000	2,000,000	12,000,000
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss	€ (56,000,000)	(40,000,000)	€ 0
Accumulated other comprehensive income | Items subsequently reclassifiable to profit or loss | EUROAPI | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Items subsequently reclassifiable to profit or loss		€ (35,000,000)